Note 7 - INVESTMENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
INVESTMENTS

A summary of the carrying values and balance sheet classification of all investments in privately-held equity securities, debt, and equity securities was as follows:

	As of December 31,
	2011	2012

Held-to-maturity securities	$ –	$ 2,378

Short-term investments	–	2,378

Held-to-maturity securities	$ –	$ 360
Equity securities in privately-held companies (cost method)	618	642

Long-term investments	618	1,002

Total investments	$ 618	$ 3,380

Held-to-maturity securities are comprised of:

			Investment carrying value at
			December 31,
Nature	Contracted maturity	Interest rate	2011	2012

Short-term held-to-maturity securities	Two weeks to one month	3.8% to 4.7%	$ –	$ 2,378
Subordinated debentures	10 years	4.375%	–	360
Total held-to-maturity			$ –	$ 2,738

The investment is on a fixed or non-fixed income mature on or before the date of maturity. The Company recorded interest income related to short-term held-to-maturity securities amounting to $nil, $nil and $101 as a component of interest income for the years ended December 31, 2010, 2011 and 2012, respectively. The estimated fair value of the investment approximated its amortized cost and, therefore, there were no significant unrealized holding gains or losses.

In 2012, a Thai subsidiary invested $360 (Baht 11 million) in subordinated debentures of Bangkok Bank Public Company Limited. The debentures bear a fixed interest rate of 4.375% per annum with a maturity of ten years callable at the option of the issuer after five years. As the call option is clearly and closely related to the debt host contract, no bifurcation of embedded call option is required.  The debentures are marketable and rated AA- by Fitch Rating (Thailand) Ltd.

The investments in equity securities in privately-held companies are recorded at cost as their market value is not readily and publicly determinable. It consists of the investment in Thai Metal Processing Co., Ltd, (“TMP”) which is engaged in the fabrication of copper rods. The investments were not evaluated for impairment because the Company did not identify any events or changes in circumstances that may have a significant effect on the fair value of the investments. During the years ended December 31, 2010, 2011 and 2012, the Company received dividends of $106, $111 and $109 from TMP, respectively, which was recorded in other income in the consolidated statements of operations.